Taxes - Schedule of Pre-Tax Income (Loss) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Pre-Tax Income (Loss) [Line Items]
(Loss) income before income taxes	$ (18,639,247)	$ 12,984,700	$ 7,649,346
PRC [Member]
Schedule of Pre-Tax Income (Loss) [Line Items]
(Loss) income before income taxes	11,352,437	13,391,249	8,637,772
HK [Member]
Schedule of Pre-Tax Income (Loss) [Line Items]
(Loss) income before income taxes	21,875	40,368	(30)
Cayman [Member]
Schedule of Pre-Tax Income (Loss) [Line Items]
(Loss) income before income taxes	$ (30,013,559)	$ (446,917)	$ (988,396)